Summary of Weighted-Average Assumptions Related to SARs Grants (Detail) - SARs	12 Months Ended
	May 31, 2017	May 31, 2016	May 31, 2015
Schedule Of Weighted Average Assumptions [Line Items]
Risk-free interest rate	1.50%	2.20%	2.30%
Expected life of option	7 years	7 years	7 years 6 months
Expected dividend yield	2.20%	2.20%	2.20%
Expected volatility rate	25.70%	25.60%	25.70%